Subordinated Debentures (Summary of Subordinated Debt Obligations to the Trusts) (Details) - American Equity Capital Trust II - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subordinated Borrowing [Line Items]
Debt instrument, face amount	$ 100,000
Subordinated debentures, fair value at issuance	$ 74,700
Interest rate, effective percentage	6.80%
Subordinated Debentures
Subordinated Borrowing [Line Items]
Subordinated debentures, gross	$ 78,753	$ 78,421
Interest rate	5.00%